Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Earnings (Losses) from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings (losses) from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016

United States	$3,160,111	$1,610,652	$1,241,117
Foreign	69,280	139,305	57,542

	$3,229,391	$1,749,957	$1,298,659

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2018	2017	2016

Current:
Federal	$633,868	$504,865	$286,224
State	96,622	37,308	27,353
Foreign	14,800	48,386	13,211

Total current	745,290	590,559	326,788

Deferred:
Federal	4,953	(207,006)	71,777
State	6,847	(4,533)	5,193
Foreign	(8,783)	(9,634)	(5,515)

Total deferred	3,017	(221,173)	71,455

Total provision for income taxes	$748,307	$369,386	$398,243

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (21% in 2018 and 35% in 2017 and 2016) to the total provision is as follows:

	Year Ended December 31,
	2018	2017	2016
Taxes computed at statutory rate	21.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	2.52%	1.22%	1.67%
Federal research credit	-0.14%	-0.24%	-0.28%
Domestic manufacturing deduction	0.00%	-2.58%	-2.11%
Equity in losses of foreign joint venture	0.08%	0.13%	0.27%
Foreign rate differential	-0.07%	-0.62%	-1.05%
Noncontrolling interests	-0.78%	-1.24%	-2.81%
Tax Reform Act	0.18%	-10.01%	0.00%
Out-of-period correction	0.00%	0.00%	-0.22%
Other, net	0.38%	-0.55%	0.20%

Provision for income taxes	23.17%	21.11%	30.67%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Accrued liabilities and reserves	$128,553	$127,955
Allowance for doubtful accounts	20,134	15,136
Inventory	63,950	61,522
Post-retirement benefits	8,746	9,167
Commodity hedges	1,393	2,056
Net operating loss carryforward	27,131	19,895
Tax credit carryforwards	16,792	92,380
Other deferred tax assets	779	—
Valuation allowance	(30,104)	(96,107)

Total deferred tax assets	237,374	232,004

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	$(10,731)	$(10,214)
Intangibles	(167,374)	(164,716)
Property, plant and equipment	(390,575)	(385,815)

Total deferred tax liabilities	(568,680)	(560,745)

Total net deferred tax liabilities	$(331,306)	$(328,741)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2018	2017	2016
Balance at beginning of year	$48,845	$44,088	$50,510
Additions based on tax positions related to current year	16,424	11,154	6,157
Reductions based on tax positions related to current year	—	—	—
Additions based on tax positions related to prior years	199	2,556	147
Reductions based on tax positions related to prior years	(8,198)	(5,461)	(8,201)
Reductions due to settlements with taxing authorities	(2,160)	—	(258)
Reductions due to statute of limitations lapse	(6,505)	(3,492)	(4,267)

Balance at end of year	$48,605	$48,845	$44,088